Stockholders' Equity (Details1) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Share liabilities	$ 0	$ 0	$ 0
New share liabilities	674	1,131
Mark to Market Adjustment	121	24
Liabilities settled	$ (795)	$ (1,155)